SHORT-TERM AND LONG-TERM DEBT - Composition of short-term debt (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,044	$ 1,647
Current portion of long-term debt	1,428	677
Lease obligations	167	183
Total	$ 2,639	$ 2,507
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on short-term borrowings	1.50%	1.30%